Note 4 - Stockholders' Equity 10k (Details Textual) - USD ($)			1 Months Ended				3 Months Ended			12 Months Ended
	Dec. 12, 2018	May 01, 2016	Oct. 31, 2018	Aug. 31, 2017	Dec. 31, 2016	May 31, 2016	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							500,000	500,000		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 6.80	$ 9.40	$ 26.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value										$ 205,000	$ 302,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount							$ 250,000	$ 179,000		$ 179,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							292 days			1 year 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							40,000		0	24,432
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 8.60			$ 22.60
Private Placement [Member]
Class of Warrant or Right, Issued During Period			150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 15
Stock Issued During Period, Shares, New Issues			150,000
Shares Issued, Price Per Share			$ 14
Proceeds from Issuance of Private Placement			$ 2,100,000
Warrants and Rights Outstanding, Term			5 years 182 days
Private Placement [Member] | Series A 4.5% Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues					1,000,000
Preferred Stock, Dividend Rate, Percentage					4.50%
Convertible Preferred Stock, Issuable Upon Conversion of All Shares					194,369
Stock Purchase Warrants [Member]
Class of Warrant or Right, Issued During Period		87,309		112,500		87,309	25,000
Class of Warrant or Right, Outstanding				149,135				149,135		149,135
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.40				$ 6					$ 40
Warrants and Rights Outstanding, Term							2 years 182 days
Stock Purchase Warrants Issued to Placement Agent [Member]
Class of Warrant or Right, Issued During Period			9,000					9,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 17.50					$ 17.50		$ 17.50
Warrants and Rights Outstanding, Term								5 years		5 years
Stock Purchase Warrants Issued to Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 15
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition										182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 15,200	$ 17,000		$ 17,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 50,000	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested											$ 23,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised							0			0
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount								25,000		$ 25,000
Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							91 days			182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								7,000		$ 7,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested							$ 5,100			84,000
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount							$ 12,500	$ 25,000		$ 25,000
Inducement Award Stock Option Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 8.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	10,000
Inducement Award Stock Option Plan [Member] | Chief Executive Officer [Member] | Vest Over Two Year Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	10,000
Inducement Award Stock Option Plan [Member] | Chief Executive Officer [Member] | Vest Based on Achiement of Certain Milestones [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	20,000
Inducement Award Stock Option Plan [Member] | Chief Executive Officer [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years